Stockholders' Equity (Details 1) - Stock Options [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Stock Options:
Number of Options, Outstanding beginning balance	980,588	573,110
Number of Options, Granted	70,830	611,522
Number of Options, Expired or canceled, during the period		(191,027)
Number of Options, Forfeited, during the period	(1,717)	(13,017)
Number of Options, Outstanding ending balance	1,049,701	980,588
Number of Options, Exercisable	463,939	448,890
Weighted Average Exercise Price, Outstanding beginning balance	$ 5.02	$ 6.94
Weighted Average Exercise Price, Granted	6.09	3.75
Weighted Average Exercise Price, Expired or canceled, during the period		6.64
Weighted Average Exercise Price, Forfeited, during the period	3.67	6.00
Weighted Average Exercise Price, Outstanding ending balance	5.10	5.02
Weighted Average Exercise Price, Exercisable	$ 6.59	$ 8.36